Subsequent Events - Summary of detailed information about borrowings (Detail) - Major borrowings transactions [member] ¥ in Millions	Apr. 17, 2020 JPY (¥)
56th Series [member]
Disclosure of detailed information about borrowings [line items]
Aggregate notional amount	¥ 10,000
Coupon rate	0.28%
Maturity date	April 21, 2023
57th Series [member]
Disclosure of detailed information about borrowings [line items]
Aggregate notional amount	¥ 15,000
Coupon rate	0.40%
Maturity date	April 23, 2025
58th Series [member]
Disclosure of detailed information about borrowings [line items]
Aggregate notional amount	¥ 10,000
Coupon rate	0.54%
Maturity date	April 23, 2030